SEGMENT REPORTING - DIAMOND S SHIPPING INC. AND SUBSIDIARIES (Tables) - Diamond S Shipping	6 Months Ended
Jun. 30, 2019
Segment Reporting Information [Line Items]
Schedule of revenue and loss from operations by segment

Results for the Company’s revenue and loss from operations by segment for the three and six months ended June 30, 2019 and 2018 are as follows:

	Crude	Product
	Tankers	Carriers	Total
Three Months Ended June 30, 2019
Voyage revenue	$51,474	$97,821	$149,295
Voyage expenses	(27,094)	(38,801)	(65,895)
Vessel expenses	(10,509)	(31,867)	(42,376)
Depreciation and amortization	(9,872)	(19,371)	(29,243)
General, administrative and management fees(1)	(1,722)	(5,598)	(7,320)
Income from operations	$2,277	$2,184	$4,461
Three Months Ended June 30, 2018
Voyage revenue	$31,290	$58,530	$89,820
Voyage expenses	(17,724)	(29,045)	(46,769)
Vessel expenses	(7,802)	(20,310)	(28,112)
Depreciation and amortization	(7,937)	(14,121)	(22,058)
General, administrative and management fees(1)	(1,149)	(2,970)	(4,119)
Loss from operations	$(3,322)	$(7,916)	$(11,238)

	Crude	Product
	Tankers	Carriers	Total
Six Months Ended June 30, 2019
Voyage revenue	$86,883	$165,068	$251,951
Voyage expenses	(41,464)	(66,009)	(107,473)
Vessel expenses	(17,269)	(49,908)	(67,177)
Depreciation and amortization	(17,911)	(33,288)	(51,199)
General, administrative and management fees(1)	(3,408)	(10,200)	(13,608)
Income from operations	$6,831	$5,663	$12,494
Six Months Ended June 30, 2018
Voyage revenue	$60,648	$122,316	$182,964
Voyage expenses	(34,426)	(57,078)	(91,504)
Vessel expenses	(16,131)	(40,011)	(56,142)
Depreciation and amortization	(15,875)	(28,237)	(44,112)
General, administrative and management fees(1)	(2,297)	(5,979)	(8,276)
Loss from operations	$(8,081)	$(8,989)	$(17,070)
(1)	Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on a formula).

Schedule of reconciliations of total assets of the segments

The reconciliations of total assets of the segments to amounts included in the Condensed Consolidated Balance Sheets are as follows:

	June 30, 2019	December 31, 2018
Crude Tankers	$908,924	$758,372
Product Carriers	1,264,251	885,220
Corporate unrestricted cash and cash equivalents	5,282	2,508
Other unallocated amounts	3,648	3,755
Consolidated total assets	$2,182,105	$1,649,855